Other Payables and Accrued Liabilities (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Other Payables and Accrued Liabilities

NOTE 6 - OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities at December 31, 2020 and June 30, 2020 consist of the following:

	December 31,	June 30,
	2020	2020
Other payables and accrued liabilities	$9,781	$6,016

NOTE 6 - OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities at June 30, 2020 and 2019 consist of the following:

	June 30,	June 30,
	2020	2019
Other payables and accrued liabilities	$6,016	$15,790